Long-term debt - Financial Covenants (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Long-term Debt
Consolidated total debt to consolidated EBITDA	1.14	0.72
Consolidated total senior debt to consolidated EBITDA	0.21
Consolidated EBITDA to consolidated interest expense	8.44	16.59
Minimum
Disclosure of Long-term Debt
Consolidated total debt to consolidated EBITDA	4
Consolidated total senior debt to consolidated EBITDA	3.5
Maximum
Disclosure of Long-term Debt
Consolidated EBITDA to consolidated interest expense	2.5